N-4	Aug. 30, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT
Entity Central Index Key	0001104304
Entity Investment Company Type	N-4
Document Period End Date	Aug. 30, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
This Supplement should be read and retained with the current Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for insurance products issued by The Prudential Insurance Company of America. If you would like another copy of the current Prospectus, please call
1-855-756-4738.
We are issuing this supplement to update, effective immediately, the current expenses associated with
PSF
Global Portfolio – C
lass
 I
and
PSF PGIM High Yield Bond Portfolio – Class
 I
, and to update the name of the
Davis Value Portfolio
to
Davis Equity Portfolio
.
PROSPECTUS CHANGES
In the section entitled “Appendix A: Portfolios Available Under the Contract”—in the appendix of available portfolios—the rows containing information for
PSF Global Portfolio – Class
 I
,
PSF PGIM High Yield Bond Portfolio – Class
 I
, and
Davis Value Portfolio
are hereby replaced with the following (
all other information in the appendix remains unchanged
):

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 years	10 years
Seeks long-term growth of capital.	PSF Global Portfolio - Class I* Adviser : PGIM Investments, LLC Subadvisers : LSV Asset Management; Massachusetts Financial Services Company; William Blair Investment Management, LLC; PGIM Quantitative Solutions LLC; T. Rowe Price Associates, Inc.	0.78%	19.59%	11.64%	8.28%
Seeks high total return.	PSF PGIM High Yield Bond Portfolio - Class I* Adviser : PGIM Investments, LLC Subadvisers : PGIM Fixed Income, PGIM Limited	0.57%	11.82%	5.94%	5.17%
Seeks long-term growth of capital.	Davis Equity Portfolio Adviser : Davis Selected Advisers, L.P. Subadviser : Davis Selected Advisers - NY, Inc.	0.73%	32.63%	12.83%	8.85%
*
This Portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this Portfolio’s annual expenses reflect temporary expense reductions. See the Portfolio prospectus for additional information.

Prospectuses Available [Text Block]	In the section entitled “Appendix A: Portfolios Available Under the Contract”—in the appendix of available portfolios—the rows containing information for
PSF Global Portfolio – Class
 I
,
PSF PGIM High Yield Bond Portfolio – Class
 I
, and
Davis Value Portfolio
are hereby replaced with the following (
all other information in the appendix remains unchanged
	):
Portfolio Companies [Table Text Block]
PROSPECTUS CHANGES
In the section entitled “Appendix A: Portfolios Available Under the Contract”—in the appendix of available portfolios—the rows containing information for
PSF Global Portfolio – Class
 I
,
PSF PGIM High Yield Bond Portfolio – Class
 I
, and
Davis Value Portfolio
are hereby replaced with the following (
all other information in the appendix remains unchanged
):

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 years	10 years
Seeks long-term growth of capital.	PSF Global Portfolio - Class I* Adviser : PGIM Investments, LLC Subadvisers : LSV Asset Management; Massachusetts Financial Services Company; William Blair Investment Management, LLC; PGIM Quantitative Solutions LLC; T. Rowe Price Associates, Inc.	0.78%	19.59%	11.64%	8.28%
Seeks high total return.	PSF PGIM High Yield Bond Portfolio - Class I* Adviser : PGIM Investments, LLC Subadvisers : PGIM Fixed Income, PGIM Limited	0.57%	11.82%	5.94%	5.17%
Seeks long-term growth of capital.	Davis Equity Portfolio Adviser : Davis Selected Advisers, L.P. Subadviser : Davis Selected Advisers - NY, Inc.	0.73%	32.63%	12.83%	8.85%
*
This Portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this Portfolio’s annual expenses reflect temporary expense reductions. See the Portfolio prospectus for additional information.

C000003362 [Member] | PSF Global Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	PSF Global Portfolio - Class I	[1]
Portfolio Company Adviser [Text Block]	PGIM Investments, LLC
Portfolio Company Subadviser [Text Block]	LSV Asset Management; Massachusetts Financial Services Company; William Blair Investment Management, LLC; PGIM Quantitative Solutions LLC; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000003362 [Member] | PSF PGIM High Yield Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return.
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio - Class I	[1]
Portfolio Company Adviser [Text Block]	PGIM Investments, LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income, PGIM Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	5.17%
C000003362 [Member] | Davis Equity Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Davis Equity Portfolio
Portfolio Company Adviser [Text Block]	Davis Selected Advisers, L.P.
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers - NY, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	32.63%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	8.85%

[1]	This Portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this Portfolio’s annual expenses reflect temporary expense reductions. See the Portfolio prospectus for additional information.